SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenue	$ 71,542	$ 0	$ 0
Internet information and advertising service [Member]
Revenue	$ 71,542	$ 0	$ 0